Pruco Life Insurance Company of New Jersey                                              Thomas C. Castano
Chief Legal Officer
Law Department

Pruco Life Insurance Company
of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

December 3, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Re:            Pre-Effective Amendment No. 1 to Registration Statement for the Pruco Life of New Jersey Variable Appreciable Account, Registration No. 333-158637.

We are filing the Pre-Effective Amendment No. 1 to the above-referenced Registration Statement in accordance with Regulation N-6.  We are also filing an acceleration letter respectfully requesting that the Commission declare December 11, 2009 as the effective date of this registration statement.

We have made the following changes to the above-referenced registration statement since its initial filing on April 17, 2009 (Changes listed under items 2(a), 2(b), 2(c), 2(e), 5, 7(b), 7(c), 11(a), 11(b),13, 15, 16, 22, 24, and 25 were made pursuant to our discussions concerning Registration No. 333-158634 for the Pruco Life Insurance Company Variable Universal Account submitted with this Registration Statement on April 17, 2009 and declared effective on July 10, 2009.):

1. Cover page of prospectus
(a) The effective date of the prospectus is changed to December 11, 2009.

(b) The list of available Variable Investment Options is updated to reflect a merger of certain Portfolios.

(c) The term "mutual funds" is replaced with "Funds."

2. Summary of Charges and Expenses (Page 1)
(a) In the first paragraph of this page, we have added text to indicate that the "Definitions of Special Terms" is located at the end of the prospectus.  Additionally, defined terms are now capitalized throughout the prospectus and SAI.

(b) In each of the fee tables, we moved text describing the basis on which the charge is calculated from the Amount Deducted column to the first column or to a footnote.

(c) Based on our discussion concerning the Pruco Life Insurance Company Registration Statement, the No Lapse Contract Fund charges are only used to determine if the Rider to Provide Lapse Protection is in place and are not actual charges imposed under the contract.  Consequently we have not included them in the fee tables.

(d) The footnote to Table 1 is changed to show that the Surrender Charge decreases to zero by the end of the 10th year.

3. Portfolio Expenses (page 3)
In the table, the maximum Total Annual Fund Operating Expense is changed to reflect the highest Fund operating expense.

4. Rider to Provide Lapse Protection Information (page 4)
References to the rider throughout the prospectus and each section heading pertaining to the rider are changed from "Lapse Protection Rider" to "Rider to Provide Lapse Protection."

5. Transfer Among Investment Options (Page 5)/Access to Contract Value (Page 6)
Based on our discussions concerning the Pruco Life Insurance Company Registration Statement, the term “in a form that meets our needs” mirrors the language in the policy and has helped us prevail in a number of market timing cases.  We understand that we have agreement to use the term "in a form that meets our needs."

6. Pruco Life Insurance Company of New Jersey (Page 10)
The "Depositor" is added to the definitions of Pruco Life of New Jersey.

7. The Pruco Life of New Jersey Variable Appreciable Account (Page 10)
(a) The "Registrant" is added to the definitions of the Pruco Life of New Jersey Variable Appreciable Account.

(b) We have added text to the second paragraph to clarify that we will only transfer to the general account funds that are equal to capital contributions and earned fees and charges.

(c) We have also added text to the beginning of the fourth paragraph stating that Pruco Life of New Jersey is obligated to pay all amounts promised to Contract Owners under the Contract.

(d) In the fifth paragraph, the term "mutual fund" is replaced by "Fund."

8. Investment Managers (Page 11)
The table is changed to reflect merged Portfolios, and reflects changes to the investment objectives.

9. Investment Subadvisers for the Advanced Series Trust and the Prudential Series Fund (Page 12)
The third paragraph following the bulleted list is changed to reflect the merged Portfolios.

10. Service Fees Payable to Pruco Life of New Jersey (Page 13)
(a) The second sentence in the first paragraph is rewritten to better describe who pays the annual fee, and the last sentence in the same paragraph is rewritten to be more direct.

(b) In the first sentence of the second paragraph, we added affiliates as recipients of service payments.

11. The Fixed Rate Option (Page 14)
(a) We added a sixth sentence to the first paragraph stating that the guaranteed effective annual interest rate is subject to the claims paying ability of the insurance company.

(b) We changed the last sentence of the fourth paragraph to state that inaccurate or misleading disclosure “is” rather than “may be” subject to federal security laws.

12. Surrender Charges (Page 16)
In the second paragraph, the maximum surrender charge is changed to $28.26 per $1,000 of Basic Insurance Amount.

13. Rider to Provide Lapse Protection (Page 19)
Based on our discussions concerning the Pruco Life Insurance Company Registration Statement, we changed "charges" to "charge factor."

14. Overloan Protection Rider (Page 20)
We clarified that this rider is not available for Contracts that have the Accidental Death Benefit Rider, and we replaced text that stated that we must receive a request to exercise the rider "on a form that meets our needs" with text that states that we must receive such request in "Good Order."

15. Other Optional Riders (Page 21)
We added text to clarify that the Accidental Death Benefit Rider is not available on Contracts with the Overloan Protection Rider, and have provided more specific language detailing when the Terminal Illness Option is available under the Living Needs Benefit Rider and the minimum amount that may be accelerated in a claim for Living Needs Benefits.

16. Available Types of Premium (Page 22)
We have combined two paragraphs and modified the reference to the tax section where we explain the Guideline Premium Test and the Cash Value Accumulation Test.

17. When Proceeds Are Paid (Page 25)
We removed two parentheticals that don't apply because this policy will be issued only in New York.

18. Surrender of a Contract (Page 28)
In the second paragraph, the loan interest rate for fixed reduced paid-up insurance is changed to 5.5%.

19. Distribution and Compensation (Page 34)
We added the term "up to" where needed.

20. Additional Information (Page 36)
We updated the phone number for the SEC's Public Reference Room.

21. Definitions of Special Terms Used in this Prospectus (Page 37)
We combined the definition of Fund and Variable Investment Option, and included Portfolio as a defined term.

22. Last page (Page 39)
We have updated the telephone number to the Public Reference Room on both pages where it appears.  In addition, we disclose that more information regarding the Account may be found in the SAI, and that the SAI and personalized illustrations are available without charge.

23. Charges for Increases in Basic Insurance Amount (in the Statement of Additional Information) (Page 6)
We removed the second paragraph concerning Sales Load Target Premiums.

24. Exhibits Portfolio Annual Expense
Based on our conversations concerning the Pruco Life Insurance Company Registration Statement, we have attached actual selling agreements as exhibits.

25. Financial Statements, Exhibits, and Other Information
The financial statements, any required exhibits and any other required disclosures are filed in this Pre-Effective Amendment to the registration statement.

Respectfully yours,

   /s/ Thomas C. Castano
Thomas C. Castano